CONTINGENCIES AND COMMITMENTS - Guarantees (Details) $ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
CONTINGENCIES AND COMMITMENTS
Contingent liability	R$ 159,293,486	$ 29,602,682
Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		50,651,324	$ 123,795,126
Industria Metalurgical Inamar Ltda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		17,991,202	17,777,078
Gas Licuado Lipigas SA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,140	1,140
Nazira Tala Guarantee One | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			6,924
Hospital Militar | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,727	4,648
Parque Arauco | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		5,345
Aeropuerto Nuevo Pudahuel | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		10,129
Hospital FACH | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		697
Inmob. e Invers. Supetar Ltda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,579	4,579
Bodegas San Francisco Ltda. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		6,483
Maria Lobos Jamet | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,565	2,565
Reclamaciones Trabajadores | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,626,086	3,833,788
Reclamaciones Civiles y Tributarias | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		13,104,186	14,304,401
Instituciones Gubernamentales | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		14,223,453	85,212,908
Distribuidora Baraldo S.H. | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		659	843
Acuna Gomez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		989	1,264
Municipalidad San Martin Mza | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			15,167
Nicanor Lopez | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		707	904
Labarda | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		12	15
Municipalidad Bariloche | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		38,315	230,599
Municipalidad San Antonio Oeste | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		72,768	93,005
Municipalidad Carlos Casares | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,943	3,761
Municipalidad Chivilcoy | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		455,104	581,668
Otros | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		140	179
Granada Maximiliano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		5,934	7,584
Cicsa | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		8,249	23,468
Locadores Varios | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		53,900	47,397
Aduana De EZEIZA | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		6,608	11,226
Municipalidad De Junin | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		5,755	7,356
Almada Jorge | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		8,853	11,315
Municipalidad De Picun Leufu | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		128	163
Farias Matias Luis | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,226	20,367
Gomez Alejandra Raquel | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		62	79
Lopez Gustavo Gerardo C/Inti Saic Y Otros | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		403	516
Fondo Fima Ahorro Plus C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			588,485
Fondo Fima Ahorro Pesos C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			588,299
Tribunal Superior De Justicia De La Provincia De Cordoba | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		519
Marcus A. Pena | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,782	4,017
Mauricio J Cordero C | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		800	871
Jose Ruoti Maltese | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		715	755
Alejandro Galeano | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,107
Ana Maria Mazo | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,054
Fondo Fima Premium B | Guarantees
CONTINGENCIES AND COMMITMENTS
Contingent liability			407,792
Importadora Casa Y Regalos
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,050	2,050
Inmobiliaria E Inversiones Gestion Activa Ltda
CONTINGENCIES AND COMMITMENTS
Contingent liability		4,585	4,585
Inmobiliaria Portofino
CONTINGENCIES AND COMMITMENTS
Contingent liability		900	900
Telfonica Chile S.a.
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,000	1,000
Inmobiliaria San Martin Logista S.a.
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,461	3,461
Procesos Trabajadores
CONTINGENCIES AND COMMITMENTS
Contingent liability		1,496,862	1,236,439
Procesos Administrativos
CONTINGENCIES AND COMMITMENTS
Contingent liability		7,185,511	4,885,075
Gobierno Federal
CONTINGENCIES AND COMMITMENTS
Contingent liability		91,903,312	87,773,855
Gobierno Estadual
CONTINGENCIES AND COMMITMENTS
Contingent liability		20,527,817	14,674,244
Hsbc
CONTINGENCIES AND COMMITMENTS
Contingent liability		3,716,747	4,108,312
Otros
CONTINGENCIES AND COMMITMENTS
Contingent liability		2,449,103	2,682,170
Aduana De Ezeiza One
CONTINGENCIES AND COMMITMENTS
Contingent liability		63,777	1,142,642
Aduana De Ezeiza Two
CONTINGENCIES AND COMMITMENTS
Contingent liability		$ 347,990	$ 369,963